Meehan Focus Fund
PROXY VOTE REPORT
July 1, 2003 - June 30, 2004

Mtg Date/Type	Company/Ballot Issues			Security
 	Mgmt Rec.	Vote Cast	Record Date	Proponent	Shares Voted

8/5/04 - A MITY ENTERPRISES, INC.				606850105
1.    Elect Directors
	For		For		7/8/04	Mgmt		10,000

7/22/04 - A	MANUGISTICS GROUP, INC.				565011103
1.    Elect Directors
	For		For		6/24/04	Mgmt		40,000
2.    Approval of 2004 Emp. Stock Purchase Plan
	For		For				Mgmt
3. Approval of ratification of appt. of Deloitte & Touche LLP as ind. auditors for FY ending 2/28/05
	For		For

6/29/04 - A	CARMAX, INC.					14130102
1.    Elect Directors
	For		For		6/4/04	Mgmt		8,000
2.    Approval of amendment to Carmax, Inc. 2002 Employee Stock Purchase Plan
	For		For				Mgmt

6/8/04 - A	DEVON ENERGY CORPORATION			25179M103
1.    Elect Directors
	For		For		6/1/04	Mgmt		3,000
2. Ratify the appt. of KPMG as the co.'s independent auditor for year ending 12/21/04
	For		For				Mgmt
3.    Revise Director election vote threshold
	Against	For				Mgmt

6/9/04 - A	LIBERTY MEDIA CORPORATION			530718105
1.    Elect Directors
	For		For		6/1/04	Mgmt		70,000
2.    Approval of the Liberty Media Corp 2000 Incentive Plan
	For		Against			Mgmt
3.    Ratification of KPMG LLP as independent auditors for FY ended 12/31/04
	For		For				Mgmt

6/1/04 - A	SIX FLAGS, INC.					83001P109
1.    Elect Directors
	For		For		5/28/04	Mgmt		65,000
2. Proposal to approve the adoption of the co.'s 2004 stock option and incentive plan
	For		Against			Mgmt
3. Proposal to ratify the selection of KPMG LLP as co.'s independent public accts for year ending 12/31/04
	For		For				Mgmt

5/27/04 - A	HILTON HOTELS CORPORATION			432848109
1.    Elect Directors
	For		For		5/25/04	Mgmt		27,000
2.    Ratification of Ernst & Young LLP as the co.'s
3.    Approval of co.'s 2004 Omnibus Equity Compensation Plan
	For		Against			Mgmt
4.    Approval of co.'s annual incentive plan
	For		For				Mgmt
5.    Proposal concerning Board declassification
	Against		For			Shareholder
6.    Proposal concerning Board independence
	Against		For			Shareholder

5/25/04 - A	CABLEVISION SYSTEMS CORPORATION		12686C109
1.    Elect Directors
	For		For		5/22/04	Mgmt		22,000
2.    Proposal to ratify and approve the appt.	of KPMG LLP, as independent
	auditors of the co. for FY 2004.
	For		For				Mgmt

5/20/04 - A	TIFFANY & CO.					886547108
1.    Elect Directors
	For 		For		5/14/04	Mgmt		12,000
2. Approval of appt. of PricewaterhouseCoopers LLP as independent auditors of the co.'s FY 2004 fin stmts
	For		For				Mgmt

5/21/04 - A	ALLIED WASTE INDUSTRIES, INC.			019589308
1.    Elect Directors
	For		For		5/13/04	Mgmt		34,000
2. Proposal to ratify PricewaterhouseCoopers LLP as co.'s independent auditor for FY 2004
	For		For				Mgmt
3. Proposal to expense the costs of all future stock options issues by co. in the co.'s annual income stmt
	Against	For				Mgmt
4. Proposal that the co. disclose the effects of efforts to oppose privatization on its bus. Strategy
	Against	Against			Mgmt

5/19/04 - A	FIRST DATA CORPORATION				319963104
1.    Elect Directors
	For		For		5/13/04	Mgmt		23,000
2. The ratification of the selection of Ernst & Young LLP as independent auditors of the co. for 2004
	For		For				Mgmt

5/13/04 - A	METHANEX CORPORATION				59151K108
1.    Elect Directors
	For		For		5/10/04	Mgmt		17,483
2. Re-appoint KPMG LLP, Chartered Accountants, auditors of the co. for the ensuing year
	For		For				Mgmt
3.    Authorizing the Directors to fix the remuneration of the auditors
	For		For				Mgmt

5/14/04	- A	OFFICE DEPOT, INC.			676220106
1.    Elect Directors
	For		For		5/6/04	Mgmt		36,000
2.    Amendment of co.'s long-term equity incentive	plan to increase the no.
	of shares auth. for issuance under the plan by 15,000,000 shares
	For		Against			Mgmt
3.    Ratification of appt. of Deloitte & Touche LLP as the co.'s
	independent public accts.
	For		For				Mgmt

5/13/04	- A	MGIC INVESTMENT CORPORATION		552848103
1.    Elect Directors
	For		For		5/6/04	Mgmt		11,000
2. Ratify the appt. of PricewaterhouseCoopers LLP as independent accts of the corp.
	For		For				Mgmt

5/12/04 - A	CVS CORPORATION					126650100
1.    Elect Directors
	For		For		5/6/04	Mgmt		12,000
2.    Proposal to approve an amendment to the co.'s 1997 incentive comp.
	plan
	For		Against			Mgmt
3. Proposal to ratify the appt. of KPMG LLP as CVS's independent auditors for FY ending 1/1/05
	For		For				Mgmt
4.    Proposal regarding executive comp.
	Against	For				Shareholder

5/11/04 - A	LEUCADIA NATIONAL CORPORATION			527288104
1.    Elect Directors
	For		For		5/6/04	Mgmt		2,000
2.    Approval of the amendment to the co.'s certificate of inc.
	extending the exp. date of certain restrictions on the
	transferability of the co.'s common shares to 12/31/04
	For		For				Mgmt
3. Ratification of the selection of PricewaterhouseCoopers LLP as independent accts of the co. for 2004
	For		For				Mgmt

5/4/04	- A	GANNET CO., INC.				364730101
1.    Elect Directors
	For		For		5/3/04	Mgmt		8,000
2.    Proposal to ratify PricewaterhouseCoopers LLP as the co.'s auditors
	For		For				Mgmt
3.    Proposal to amend 2001 Omnibus Incentive Compensation Plan
	For		Against			Mgmt
4.    Proposal concerning executive comp.
	Against	For				Shareholder

5/4/04 - A	CATELLUS DEVELOPMENT CORPORATION		149113102
1.    Elect Directors
	For		For		5/3/04	Mgmt		34,052

5/7/04 - A	BRINK'S COMPANY					109696104
1.    Elect Directors
	For		For		5/3/04	Mgmt		20,000
2.    Approval of KPMG LLP as independent public accountants
	For		For				Mgmt
3. Approval of amend. and restatement of the Brink's Company's 1994 Employee Stock Purchase Plan
	For		For				Mgmt
4. Approval of the amend. of the Brink's Company's Directors' stock accumulation plan
	For		For				Mgmt

5/7/04 - A	ILLINOIS TOOL WORKS INC.			452308109
1.    Elect Directors
	For		For		5/3/04	Mgmt		8,000
2.    Ratification of the appt. of Deloitte & Touche LLP
	For		For				Mgmt

4/15/04 - A	FRONTIER OIL CORPORATION			35914P105
1.    Elect Directors
					Received
					too late
	For		Not Voted	to vote	Mgmt		15,000
2. To ratify appt. of Deloitte & Touche LLP, proxy on independent certified public accountants, as the co.'s auditors for year ending
12/31/04
					Received
					too late
	For		Not voted	to vote	Mgmt

4/28/04 - G	GENERAL ELECTRIC COMPANY			369604103
A.    Elect Directors
	For		For		4/12/04	Mgmt		5,000
B.    Independent Auditor
	For		For				Mgmt
C.    Revenue measurement added to exec. officer performance goals
	For		For				Mgmt
1.    Cumulative Voting
	Against		Against		Shareholder
2.    Animal Testing
	Against		Against		Shareholder
3.    Nuclear Risk
	Against		Against		Shareholder
4.    Report on PCB Cleanup Costs
	Against		Against		Shareholder
5.    Offshore Sourcing
	Against		Against		Shareholder
6.    Sustainability Index
	Against		Against		Shareholder
7.    Compensation Committee Independence
	Against		For			Shareholder
8.    Pay Disparity
	Against		Against		Shareholder
9.    End Stock Options and Bonuses
	Against		For			Shareholder
10.   Limit Outside Directorships
	Against		Against		Shareholder
11.   Independent Board Chairman
	Against		For			Shareholder
12.   Explore Sale of Company
	Against		Against		Shareholder
13.   Holding Stock from Stock Options
	Against		For			Shareholder
14.   Board Independence
	Against		For			Shareholder
15.   Political Contributions
	Against		Against		Shareholder

4/28/04 - A	AES CORPORATION					00130H105
1.    Elect Directors
	For 		For		4/12/04	Mgmt		70,000
2.    Ratification of the independent auditor (Deloitte & Touche LLP)
	For		For				Mgmt

5/3/04 - A	HUBBELL INCORPORATED				443510201
1.    Elect Directors
	For		For		4/12/04	Mgmt		18,000
2.    Ratification of the selection of PricewaterhouseCoopers LLP as
	independent	auditors for the year 2004
	For		For				Mgmt

5/1/04 - A	BERKSHIRE HATHAWAY INC.				084670207
1.    Elect Directors
	For		For		4/12/04	Mgmt		800
2. Proposal to approve the stockholder proposal with respect to political contributions
	Against		Against		Shareholder

4/27/04 - A	AMERICAN ELECTRIC POWER COMPANY		025537101
1.    Elect Directors
	For		For		4/12/04	Mgmt		15,000
2.    Ratification of independent auditors
	For		For				Mgmt
3.    Proposal re: severance agreements for execs
	Against	For				Shareholder
4.    Proposal re: supplemental exec retirement plans
	Against	For				Shareholder
5. Proposal allowing independent auditors to perform only audit and audit related work
	Against	Against			Shareholder
6.    Proposal re: term limits for Directors
	Against	Against			Shareholder

4/27/04 - A	PERKINELMER, INC.					714046109
1.    Elect Directors
	For		For		4/12/04	Mgmt		40,000
2. Ratify the appt. of Deloitte & Touche LLP as Perkinelmer's independent auditors for the current fiscal year
	For		For				Mgmt
3.    Proposal to establish a policy of expensing in the co.'s annual income
	stmt the costs of all future stock options issued by the co.
	Against		For			Shareholder

5/4/04 - A	BRISTOL-MYERS SQUIBB COMPANY			110122108
1.    Elect Directors
	For		For		4/6/04	Mgmt		25,000
2.    Appt. of independent auditors
	For		For				Mgmt
3.    Publication of political contributions
	Against	Against			Mgmt
4.    Prohibition of political contributions
	Against	Against			Mgmt
5.    Separation of Chairman and CEO positions
	Against	For				Mgmt
6.    HIV/AIDS - TB - Malaria
	Against	Against			Mgmt
7.    Director vote threshold
	Against	For				Mgmt

4/20/04 - A	CENDANT CORPORATION				151313103
1.    Elect Directors
	For		For		4/6/04	Mgmt		32,000
2.    To approve amendments to the articles of incorporation and by-laws of
	the co. to eliminate classification of the Board of 	Directors of the co.
	For		For				Mgmt
3.    To ratify and approve the appt. of Deloitte & Touche
	LLP as the co.'s independent auditor for the year ending 12/31/04
	For		For				Mgmt
4.    Proposal re: the separation of the offices of CEO and Chairman
	Against	For				Shareholder
5.    Proposal re: CEO compensation
	Against	For				Shareholder

4/23/04 - A	ROWAN COMPANIES					779382100
1.    Elect Directors
	For 		For		4/6/04	Mgmt		17,000

4/22/04 - A	PFIZER INC.						717081103
1.    Elect Directors
	For		For		4/6/04	Mgmt		28,000
2.    Proposal to approve the appt. of KPMG LLP as independent auditors
	for 2004
	For		For				Mgmt
3.    Proposal to approve the Pfizer Inc. Stock Plan
	For		Against			Mgmt
4.    Proposal requesting review of the economic effect of HIV/AIDS, TB
	and Malaria pandemics on the co.'s business strategy
	Against		Against		Shareholder
5.    Proposal relating to political contributions
	Against		Against		Shareholder
6.    Proposal relating to an annual report on	corporate resources devoted
	to supporting political entities
	Against		Against		Shareholder
7.    Proposal seeing to impose term limits on Directors
	Against		Against		Shareholder
8.    Proposal requesting a report on increasing access to Pfizer products
	Against		Against		Shareholder
9.    Proposal on stock options
	Against		For			Shareholder
10.   Proposal on in vitro testing
	Against		Against		Shareholder

4/16/04 - A	PROGRESSIVE CORPORATION				743315103
1.    Elect Directors
	For		For		4/6/04	Mgmt		12,000
2.    Proposal to approve an amendment to the co.'s code of regulations to
	allow the Board of Directors to authorize the co. to issue 	shares w/o
	issuing physical certificates
	For		For				Mgmt
3.    Proposal to approve the Progressive Corp. 2004	Executive Bonus Plan
	For		Against			Mgmt
4.    Proposal to ratify the appt. of PricewaterhouseCoopers LLP as the
	co.'s independent	auditor for 2004
	For		For				Mgmt

4/28/04 - A	ANHEUSER-BUSCH COMPANIES			035229103
1.    Elect Directors
	For		For		4/6/04	Mgmt		8,000
2.    Approval of independent auditors
	For		For				Mgmt

4/28/04 - A	EQUIFAX INC.					294429105
1.    Elect Directors
	For		For		4/6/04	Mgmt		22,000

2/24/04 - S	THE MONY GROUP INC.				615337102
1.    The adoption of the agreement and plan of merger, dated as of 9/17/03,
	among AXA Financial Inc., AIMA Acquisition Co. and The Mony Group Inc.,
	providing for the merger of all wholly owned subsidiary of AXA
	Financial with and into Mony
	For		Against	2/1/04	Mgmt		20,500
2.    The approval of any proposal to postpone or adjourn the special mtg to a
	later date to solicit additional proxies in favor of 	proposal 1 in the
	event there are not sufficient votes for 	approval of proposal 1 at the
	special meeting.
	For		Against			Mgmt
3.    The approval of the stockholder proposal, if presented at the special
	mtg, as described in the proxy stmt
	Against	Against			Shareholder

12/15/03 - A	IDT CORPORATION				448947309
1.    Elect Directors
	For		For		12/1/03	Mgmt		11,000
2.    Approval of Amendments to the co.'s 1996 stock option and incentive
	plan, as amended and restated, that will (I) permit the grant of deferred stock units under the plan, (II) permit the grant of restricted stock to non-employee directors and (III) increase the number of shares of the co.'s class B common stock available by an additional 3,000,000 shares
	For		For				Mgmt
3.    Approval of the co.'s employee stock purchase plan
	For		For				Mgmt
4.    Approval of the grant of options to purchase up to an aggregate of
	965,000 shares of the co.'s class B common stock granted outside of the co.'s 1996 stock option and incentive plan, as amended and restated, to certain officers and directors of the co.
	For		Against			Mgmt
5. Ratification of the appointment of Ernst & Young LLP, as the co.'s independent auditors for the FY ending 7/31/04
	For		For				Mgmt

12/15/03 - A	IDT CORPORATION				448947101
1.    Elect Directors
	For		For		12/1/03	Mgmt		8,000
2.    Approval of Amendments to the co.'s 1996 stock option and incentive
	plan, as amended and restated, that will (I) permit the grant of deferred stock units under the plan, (II) permit the grant of restricted stock to non-employee directors and (III) increase the number of shares of the co.'s class B common stock available by an additional 3,000,000 shares
	For		For				Mgmt
3.    Approval of the co.'s employee stock purchase plan
	For		For				Mgmt
4.    Approval of the grant of options to purchase up to an aggregate of
	965,000 shares of the co.'s class B common stock granted outside of the co.'s 1996 stock option and incentive plan, as amended and restated, to certain officers and directors of the co.
	For		Against			Mgmt
5. Ratification of the appointment of Ernst & Young LLP, as the co.'s independent auditors for the FY ending 7/31/04
	For		For				Mgmt

12/18/03 - S ALLIED WASTE INDUSTRIES, INC.		019589308
1. Approval of the issuance of shares of our common stock in exchange for shares of our series A convertible preferred stock pursuant to an exchange agreement between the company and holders of the preferred stock.
	For		For		11/19/03	Mgmt		34,000

11/11/03 - A AUTOMATIC DATA PROCESSING, INC.		053015103
1.    Elect Directors
	For		For		9/30/03	Mgmt		22,000
2.    Approval of amendments to the co.'s 2000 key employee's stock options
	plan
	For		For				Mgmt
3.    Approval of the amendment to the co.'s employees' saving-stock purchase
	plan
	For		For				Mgmt
4.    Approval of the co.'s 2003 director stock plan
	For		For				Mgmt
5.    Appt. of Deloitte & Touche LLP
	For		For				Mgmt

7/29/03 - A	MANUGISTICS GROUP, INC.				565011103
1.    Elect Directors
	For		Withheld	6/18/03	Mgmt		90,000
1.1   Elect Director Joseph H. Jacovini
	For		For				Mgmt
1.2   Elect Director Gregory J. Owens
	For		For				Mgmt
1.3   Elect Director Thomas A. Skelton
	For		For				Mgmt
2.    Amend Stock Option Plan
	For		Against			Mgmt
3.    Ratify Auditors
	For		For				Mgmt